Pension and Other Postretirement Benefits, Aggregate Accumulated Benefit Obligation in Excess of Fair Value (Details) - Pension Plans [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Aggregate accumulated benefit obligation (ABO)	$ 3,831	$ 3,413
Projected benefit obligation	3,875	3,528
Accumulated benefit obligation	3,490	3,192
Fair value of plan assets	$ 2,651	$ 2,456